Borrowings - Schedule of Maturities Requirements for Borrowings (Details) $ in Thousands	Sep. 30, 2023 USD ($)
Debt Instrument [Line Items]
Debt	$ 572,270
3 - 5 Years	176,770
More Than 5 Years	395,500
2023 Debt Securitization
Debt Instrument [Line Items]
Debt	395,500
More Than 5 Years	395,500
SMBC Credit Facility
Debt Instrument [Line Items]
Debt	176,770
3 - 5 Years	$ 176,770